Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Summary of provisions for income taxes

	2012	2011	2010
Currently payable:
Federal	$146,745	$553,812	$278,927
State	78,765	127,605	92,838
Deferred:
Federal	247,295	(321,387)	150,577
State	34,157	(28,414)	(25,546)

Income tax expense	$506,962	$331,616	$496,796

Summary of deferred tax asset (liability) arising from temporary differences

	2012	2011
Allowance for loan losses	$840,354	$955,032
Deferred loan fees	41,582	40,570
Accrued interest on nonperforming loans	543,238	505,681
Deferred compensation	65,793	71,966
Depreciation	(336,439)	(267,652)
Amortization	44,593	58,674
Goodwill	(223,600)	(186,333)
AMT	505,207	552,961
Deferred state income tax	(53,653)	(65,267)
Other, net	-	8,738

Total deferred tax asset - federal	1,427,075	1,674,370
Total deferred tax asset - state	157,805	191,962

	1,584,880	1,866,332
Deferred tax liabilities arising from market adjustments of securities available for sale:
Federal	(1,612,147)	(1,664,876)
State	(275,967)	(284,992)

Net deferred tax liability	$(303,234)	$(83,536)

Effective income tax rate reconciliation

	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Computed tax at statutory federal rate	$ 1,035,205	34.0%	$ 947,159	34.0%	$ 964,266	34.0%
Plus state income taxes net of federal tax benefits	75,134	2.5%	68,802	2.5%	80,393	2.8%

	1,110,339	36.5%	1,015,961	36.5%	1,044,659	36.8%
Increase (decrease) in taxes resulting from:
Tax exempt income	(748,167)	(24.6)%	(673,431)	(24.2)%	(577,597)	(20.4)%
Nondeductible interest expense	22,479	1.0%	25,349	1.0%	35,161	1.2%
Bank-owned life insurance	(36,231)	(1.2)%	(35,089)	(1.3)%	(35,584)	(1.3)%
Other - net	158,542	5.0%	(1,174)	(0.2)%	30,157	1.1%

Actual tax expense	$506,962	16.7%	$331,616	11.8%	$496,796	17.4%